ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)
ASSETS.
Cash and cash equivalents	¥ 6,116,360	$ 959,790	¥ 4,418,416		¥ 2,108,123
Amount due from related parties | ¥	978,175		193,305
TOTAL ASSETS	33,504,995	5,257,663	24,387,305
LIABILITIES
Amounts due to related parties	214,057	33,590	71,562
Short term loans	397,576	62,388	186,800
TOTAL LIABILITIES	18,288,386	2,869,846	14,906,215
EQUITY
Ordinary shares ($0.00001 par value per share 5,000,000,000 shares authorized, 309,833,035 shares issued and 304,453,780 shares outstanding as of December 31, 2020, and 315,433,018 shares issued and 310,486,975 shares outstanding as of December 31, 2021, respectively)	22	3	21
Additional paid-in capital	5,672,267	890,102	5,417,406
Retained earnings	9,642,506	1,513,120	4,137,542		¥ 2,071,332
Other comprehensive loss	(110,932)	(17,408)	(74,391)
TOTAL EQUITY	15,203,863	2,385,817	9,480,578
TOTAL LIABILITIES AND EQUITY	¥ 33,504,995	$ 5,257,663	¥ 24,387,305
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares)	315,433,018	315,433,018	309,833,035
Ordinary shares, outstanding (in shares)	310,486,975	310,486,975	304,453,780
360 Finance, Inc | Reportable legal entities
ASSETS.
Cash and cash equivalents	¥ 7,117	$ 1,117	¥ 19,560
Amount due from related parties	10,134	1,590
Amount due from subsidiaries and VIEs	1,711,633	268,593	1,632,772
Investments in subsidiaries and VIEs	14,032,928	2,202,071	7,940,533
TOTAL ASSETS	15,761,812	2,473,371	9,592,865
LIABILITIES
Accrued expenses and other current liabilities	310,373	48,704	2,751
Amounts due to related parties | ¥			27,973
Short term loans	247,576	38,850	81,563
TOTAL LIABILITIES	557,949	87,554	112,287
EQUITY
Ordinary shares ($0.00001 par value per share 5,000,000,000 shares authorized, 309,833,035 shares issued and 304,453,780 shares outstanding as of December 31, 2020, and 315,433,018 shares issued and 310,486,975 shares outstanding as of December 31, 2021, respectively)	22	3	21
Additional paid-in capital	5,672,267	890,102	5,417,406
Retained earnings	9,642,506	1,513,120	4,137,542
Other comprehensive loss	(110,932)	(17,408)	(74,391)
TOTAL EQUITY	15,203,863	2,385,817	9,480,578
TOTAL LIABILITIES AND EQUITY	¥ 15,761,812	$ 2,473,371	¥ 9,592,865
Stockholders' Equity, Other Disclosures
Ordinary shares, authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares)	315,433,018	315,433,018	309,833,035
Ordinary shares, outstanding (in shares)	310,486,975	310,486,975	304,453,780